CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2013	Sep. 30, 2012
CONSOLIDATED BALANCE SHEETS
Mortgage-backed securities held to maturity, fair value (in dollars)	$ 4,537,359	$ 6,096,227
Loans receivable, allowance for loan losses (in dollars)	18,306,114	17,116,595
Real estate acquired in settlement of loans, allowance for losses (in dollars)	$ 1,837,800	$ 4,706,775
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	17,388	25,418
Preferred stock, liquidation value (in dollars per share)	$ 1,000	$ 1,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	18,000,000	18,000,000
Common stock, shares issued	13,082,271	13,068,618
Treasury stock, shares	2,017,782	2,114,246